Risk Management (Details) - Schedule of mortage and other loan - Stage 2 [Member]	12 Months Ended
Dec. 31, 2021
Mortgages [member] | Collective Marks [Member]
Risk Management (Details) - Schedule of mortage and other loan [Line Items]
Percentage of quantitative criteria for significant increase in credit risk	39.57%
Description of quantitative criteria for significant increase in credit risk of portfolio I	Irregular portfolio > 30 days
Description of quantitative criteria for significant increase in credit risk of market	Irregular portfolio > 30 days
Description of quantitative criteria for significant increase in credit risk of market	Restructured marked for monitoring
Mortgages [member] | Expected credit losses individually assessed [member]
Risk Management (Details) - Schedule of mortage and other loan [Line Items]
Percentage of quantitative criteria for significant increase in credit risk	39.11%
Description of quantitative criteria for significant increase in credit risk of portfolio I	Irregular portfolio > 30 days
Description of quantitative criteria for significant increase in credit risk of market	Irregular portfolio > 30 days
Description of quantitative criteria for significant increase in credit risk of market	Restructured marked for monitoring
Revolving Credit Cards [Member] | Collective Marks [Member]
Risk Management (Details) - Schedule of mortage and other loan [Line Items]
Percentage of quantitative criteria for significant increase in credit risk	15.73%
Description of quantitative criteria for significant increase in credit risk of portfolio I	Irregular portfolio > 30 days
Description of quantitative criteria for significant increase in credit risk of market	Irregular portfolio > 30 days
Description of quantitative criteria for significant increase in credit risk of market	Restructured marked for monitoring
Overall monitornig SME [Member] | Collective Marks [Member]
Risk Management (Details) - Schedule of mortage and other loan [Line Items]
Percentage of quantitative criteria for significant increase in credit risk	39.11%
Description of quantitative criteria for significant increase in credit risk of portfolio I	Irregular portfolio > 30 days
Description of quantitative criteria for significant increase in credit risk of market	Irregular portfolio > 30 days
Description of quantitative criteria for significant increase in credit risk of market	Restructured marked for monitoring
Corporate Corporate SME [Member] | Expected credit losses individually assessed [member]
Risk Management (Details) - Schedule of mortage and other loan [Line Items]
Percentage of quantitative criteria for significant increase in credit risk	22.69%
Description of quantitative criteria for significant increase in credit risk of portfolio I	Irregular portfolio > 30 days
Description of quantitative criteria for significant increase in credit risk of market	Irregular portfolio > 30 days
Description of quantitative criteria for significant increase in credit risk of market	Restructured marked for monitoring
Description of quantitative criteria for significant increase in credit risk of client	Clients considered to be substandard or in incompliance (pre-legal action)
Corporate Middle market [Member] | Expected credit losses individually assessed [member]
Risk Management (Details) - Schedule of mortage and other loan [Line Items]
Percentage of quantitative criteria for significant increase in credit risk	4.50%
Description of quantitative criteria for significant increase in credit risk of portfolio I	Irregular portfolio > 30 days
Description of quantitative criteria for significant increase in credit risk of market	Irregular portfolio > 30 days
Description of quantitative criteria for significant increase in credit risk of market	Restructured marked for monitoring
Description of quantitative criteria for significant increase in credit risk of client	Clients considered to be substandard or in incompliance (pre-legal action)
Corporate Corporate and Investment Banking [Member] | Expected credit losses individually assessed [member]
Risk Management (Details) - Schedule of mortage and other loan [Line Items]
Description of quantitative criteria for significant increase in credit risk	Santander Group criteria
Description of quantitative criteria for significant increase in credit risk of portfolio I	Irregular portfolio > 30 days
Description of quantitative criteria for significant increase in credit risk of market	Irregular portfolio > 30 days
Description of quantitative criteria for significant increase in credit risk of market	Restructured marked for monitoring
Description of quantitative criteria for significant increase in credit risk of client	Clients considered to be substandard or in incompliance (pre-legal action)